Emoluments of Directors and Supervisors - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥) Employee	Dec. 31, 2019 CNY (¥) Employee	Dec. 31, 2018 CNY (¥) Employee
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	5	5	5
Salaries, allowances and other benefits	¥ 16,598,000	¥ 13,042,000	¥ 13,385,000
Contribution to retirement benefit scheme	1,338,000	1,796,000	1,781,000
Severance payment	¥ 0	¥ 0	¥ 0
Directors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee		1
Supervisors [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	1	3	1
Salaries, allowances and other benefits	¥ 4,186,000
Contribution to retirement benefit scheme	¥ 391,000
Senior management [member]
Disclosure of transactions between related parties [Line Items]
Number of highest paid employees | Employee	4	1	4
Senior management one [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	¥ 1,550,000	¥ 940,000	¥ 912,000
Contribution to retirement benefit scheme	116,000	¥ 161,000	148,000
Senior management two [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,310,000		899,000
Contribution to retirement benefit scheme	116,000		148,000
Senior management third [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,292,000		866,000
Contribution to retirement benefit scheme	116,000		148,000
Senior management four [member]
Disclosure of transactions between related parties [Line Items]
Salaries, allowances and other benefits	1,270,000		847,000
Contribution to retirement benefit scheme	¥ 116,000		¥ 148,000